Discontinued Operations and Disposal Groups	12 Months Ended
Dec. 31, 2023
Discontinued Operations and Disposal Groups [Abstract]
DISCONTINUED OPERATIONS
NOTE 2. DISCONTINUED OPERATIONS
As disclosed in Note 1, on August 1, 2023, the Company completed the sale of AeroTech to the Purchaser in exchange for cash consideration of $808.2 million. The Transaction was completed pursuant to the Stock and Asset Purchase Agreement (“Purchase Agreement”), dated May 26, 2023, by and between the Company and Purchaser to sell AeroTech and is subject to post-closing purchase price adjustments under the Purchase Agreement. The Company recognized a gain on the Transaction of $443.7 million, net of $131.4 million of income taxes on the transaction, which is recognized in
Income from discontinued operations
within the Consolidated Statements of Income for the year ended December 31, 2023. Income taxes on the transaction were reduced by $17.9 million, driven by a tax benefit allocated to discontinued operations from the sale of a subsidiary in the period ending December 31, 2023. The sale of AeroTech supports the Company’s strategy to become a pure-play food and beverage solutions provider.
In connection with the Transaction, the Company and the Purchaser entered into a Transition Services Agreement (the “TSA”) for the provision of information technology related services for 12 months and of other services for up to 6 months to support the transition of the AeroTech business, subject to the terms and conditions set forth therein. In addition, the TSA provides the Purchaser options to extend the term for information technology related services for up to another 6 months.

TSA income is recognized as services are performed, and the income earned is recorded in Selling, general and administrative expense within the Condensed Consolidated Statements of Income to offset the costs incurred to support the TSA. During the year ended December 31, 2023, the Company’s cash inflow from the Purchaser related to the TSA was $1.4 million.

Summarized Discontinued Operations Financial Information
The following table summarizes the results of operations classified as discontinued operations, net of taxes, in the Consolidated Statements of Income for the years ended December 31, 2023, 2022, and 2021.

	Year Ended December 31,
(In millions)	2023	2022	2021
Revenue	$344.1	$575.7	$467.5
Operating expenses:
Cost of sales	285.3	478.8	381.8
Selling, general and administrative expense	45.3	52.1	50.2

Operating income	13.5	44.8	35.5
Interest expense	2.0	1.6	1.3
Gain on sale of AeroTech	557.2	—	—

Income from discontinued operations before income taxes	568.7	43.2	34.2
Income tax provision	115.4	9.6	7.6

Income from discontinued operations, net of taxes	$453.3	$33.6	$26.6

In accordance with ASC
205-20,
Allocation of Interest to Discontinued Operations, the Company elected to allocate interest expense to discontinued operations for the Company’s debt that is not directly attributed to the AeroTech business. Interest expense was allocated based on a ratio of net assets of discontinued operations to the sum of consolidated net assets and consolidated debt.

The following table provides a reconciliation of the carrying amounts of the major classes of assets and liabilities which are included in assets and liabilities of discontinued operations in the accompanying Consolidated Balance Sheets as of December 31, 2022 and 2021, respectively:

(In millions)	December 31, 2022	December 31, 2021
Assets:
Cash and cash equivalents	$1.4	$1.9
Trade receivables, net of allowances	98.5	73.9
Contract assets	24.5	25.5
Inventories	116.1	93.9
Other current assets	9.0	6.2

Total current assets of discontinued operations	$249.5	$201.4

Property, plant and equipment, net of accumulated depreciation of $40.4 and $42.5, respectively	$24.5	$27.2
Goodwill	37.7	38.1
Intangible assets, net	15.3	17.7
Other assets	8.3	7.2

Total non-current assets of discontinued operations	$85.8	$90.2

Liabilities:
Accounts payable	$66.4	$49.5
Advance and progress payments	20.9	21.6
Other current liabilities	30.5	27.6

Total current liabilities of discontinued operations	$117.8	$98.7

Total non-current liabilities of discontinued operations	$11.1	$11.8